Significant Accounting Policies (Details 1)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Consumer Price Index [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	110.1	104.5
Rates of change	5.40%	2.40%
EUR [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	1.066	1.132
Rates of change	(5.80%)	(7.70%)
NIS [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	0.284	0.322
Rates of change	(11.80%)	3.50%
HUF [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	0.0027	0.0031
Rates of change	(12.90%)	(8.80%)
HRK [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	0.142	0.15
Rates of change	(5.30%)	(0.80%)